NATURE AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
NATURE AND DESCRIPTION OF BUSINESS

NOTE 1 – NATURE AND DESCRIPTION OF BUSINESS

General

The Company operates Polomar Specialty Pharmacy, LLC, a State of Florida licensed retail compounding pharmacy, located in Palm Harbor, FL, pursuant to license # PH35196 (“Polomar Pharmacy”). Polomar Pharmacy is also licensed as a Special Sterile Compounding Pharmacy, permit #PH35277, which authorizes the licensed entity to dispense injectable and other sterile compounds (eye drops, infused therapeutics) upon receipt of a valid prescription. The compounding facility operates pursuant to guidelines established under Sec. 503A “Compounding Pharmacy” of the Federal Food, Drug and Cosmetic Act. Section 503A authorizes the licensed entity to manufacture compounded drugs and fulfill prescriptions provided to it by state licensed physicians and other licensed healthcare professionals including physician assistants and nurse practitioners. The Company is presently licensed and authorized to fulfill and deliver compounded prescribed medications in 30 states. Polomar Pharmacy is actively seeking licenses and authorization in other states and expects to be able to provide prescription medications in additional U.S. states by the end of 2025 and early 2026.

Prior to the September 30, 2024, merger between the Company and Polomar Pharmacy (as described more fully below under “Polomar Pharmacy Merger”), Polomar Pharmacy’s business was concentrated on providing compounded dermatological prescription medications for topical delivery. Polomar Pharmacy’s exclusive dermatological formulations, co-developed by a board-certified dermatologist for the treatment of acne, alopecia areata, basal cell carcinoma, Becker’s nevus, vitiligo, and other common skin conditions, were primarily fulfilled on behalf of local dermatologists with limited interstate prescription delivery. In early 2024, Polomar Pharmacy commenced the construction of clean rooms to allow for the dispensing of sterile compounded drugs. Polomar Pharmacy received its Special Sterile Compounding Permit in August of 2024. Polomar Pharmacy continued to primarily fulfill prescriptions for compounded dermatological drugs and has, on a limited basis, fulfilled prescriptions for sterile compounded GLP-1 agonists for subcutaneous injection. On September 26, 2025, the Company executed a one-year non-exclusive pharmacy services agreement with CareValidate, Inc. (“CareValidate”) to fulfill GLP-1 agonist prescriptions for CareValidate’s network of on-line clinics. Polomar began fulfilling prescriptions for CareValidate on October 6, 2025, and we expect steady revenue growth from this customer.

Polomar Pharmacy has experienced significant losses from operations as a result of a decline in revenues and increased labor costs. The decline in revenues is primarily due to a change in Polomar Pharmacy’s business model from local fulfillment of compounded dermatological formulations to online fulfillment of GLP-1 agonist and erectile dysfunction drugs. Polomar Pharmacy’s operations are highly dependent on third-party utilization of Polomar Pharmacy’s compounded drug formulations. Polomar Pharmacy has experienced continuing delays in fully developing its compounded product formulations, manufacturing delays due to unexpected supply chain issues for imported active pharmaceutical ingredients and related products excipients, which have been satisfactorily resolved, and logistical challenges resulting from transitioning from a local fulfillment to national fulfillment business model. The Company has had insufficient access to capital to successfully implement its business plan.

The Company also owns SlimRxTM (www.slimrx.com), a weight loss focused online platform that the Company plans to launch in early 2026, that will connect patients with licensed healthcare providers to prescribe weight loss medications such as semaglutide and tirzepatide compounded with vitamin B-12 and other complementary compounded weight loss formulations (VitaSlimTM and VitaSlim PlusTM). SlimRx filed an application for statutory trademark protection on August 29, 2024. In April of 2025, the Company received an “Action Letter” from the U.S. Patent and Trademark Office (“USPTO”) requiring the Company to show the applied for mark being used in commerce, and to amend its description of goods. The Company has received an extension to respond to the USPTO letter until October 24, 2025. On October 24, the Company filed a response with the USPTO amending its description of goods and changing its intent to use. The Company will further amend its trademark application upon the launch of SlimRx. Any prescriptions issued via SlimRx will be compounded and fulfilled by Polomar Pharmacy. The Company also expects to launch PoloMedsTM (polomeds.com) during the first quarter of 2026 to fulfill prescriptions for diabetes medications including metformin compounds, sulfonylureas, and insulin; compounded men’s health formulations including testosterone and erectile dysfunction medications, inhalable and sublingual sildenafil.

An integral part of the Company’s business model is to provide prescription fulfillment services to third party web based tele-health platforms. The Company has executed a contract with ForHumanity Health, Inc. for our licensed inhalable sildenafil drug and with CareValidate for sterile GLP-1 agonist weight loss drugs. All prescriptions delivered to patients pursuant to the terms of the respective agreements will be fulfilled by Polomar Pharmacy. This “wholesale” part of the Company’s business is expected to experience steady growth over the next twelve to eighteen months as the Company adds additional customers and fulfillment capacity.

Corporate History and Capital Structure

The Company incorporated in the State of Nevada on September 14, 2000, under the name of Telemax Communications. On or about July 24, 2003, the name was changed to HealthMed Services, Ltd. On or about September 2, 2022, the name was changed to Trustfeed Corp. (“Trustfeed”). As a result of the change in ownership of the Company in 2021 by Fastbase, the Company became a technology company with access to a global database of information to provide consumers with trusted information about the companies they do business with (the “Pre-Existing Business”).

However, effective as of December 29, 2023 in accordance with a Stock Purchase Agreement, Fastbase, the then record and beneficial owner of (i) 90,437,591 shares of Common Stock of the Company, representing approximately 83% of the Company’s issued and outstanding Common Stock (the “Common Shares”), and (ii) 500,000 shares of the Series A Convertible Preferred Stock, par value $.001 per share, of the Company, representing 100% of the Company’s issued and outstanding shares of Preferred Stock (the “Preferred Shares” and, with the Common Shares, the “Transferred Shares”), sold the Transferred Shares to CWR 1, LLC, a Delaware limited liability Company (“CWR”) for aggregate consideration of $350,000 (collectively referred to as the “Transaction”). Additionally, Rasmus Refer, the Company’s then Chief Executive Officer (principal executive officer, principal accounting officer and principal financial officer) and Chairman and sole member of the Company’s Board of Directors (the “Board”), resigned from all director (as of February 12, 2024), officer and employment positions with the Company and its subsidiaries.

Also as of December 29, 2023, the size of the Board was increased from one director to two directors and Brett Rosen was appointed as a director to fill the vacancy, to serve as director until the next annual meeting of stockholders of the Company, subject to his prior resignation or removal, and until his successor is duly elected and qualified, and Mr. Rosen was appointed President, Chief Financial Officer, Secretary and Treasurer of the Company.

Upon the consummation of the Transaction on December 29, 2023, the Company experienced a change in control. The Transaction and related transactions had the following consequences:

●	New management anticipated entering into a future transaction involving the Company, which could result in the acquisition of one or more businesses, companies or asset classes, including but not limited to intellectual property assets and that may currently be owned by affiliates of management.

●	The Company’s new management will be evaluating the Company’s Pre-Existing Business as part of these possible future transactions, and in the meantime, has suspended our operations relating to the Pre-Existing Business, with the expectation of permanently shutting down, spinning off or assigning the Pre-Existing Business at the time of such future transaction(s).

Effective as of March 21, 2024, Brett Rosen resigned from all of his officer and director positions with the Company, and he was replaced in all such positions by Terrence M. Tierney.

Polomar Merger

On September 30, 2024, the transaction described in the Merger Agreement was completed and the merger was deemed effective. The Acquisition is considered a “reverse recapitalization” as the historical financial statements of Polomar, the accounting acquirer, have been substituted for the historical financial statements of Trustfeed. As a result of the Acquisition, the Company ceased commercializing the Pre-Existing Business.

On October 9, 2024, pursuant to the terms of the Merger Agreement, CWR 1, LLC, a shareholder of the Company, returned 50,000,000 shares of the Company’s common stock for cancellation. Also, in October 2024, pursuant to the terms of the Merger Agreement, the Company issued an aggregate of 207,414,147 (pre-split) shares of its common stock to the former Polomar members in the Merger.

Company Loans

On August 13, 2024, as amended on November 8, 2024, Polomar Pharmacy entered into a Promissory Note and Loan Agreement with Reprise Management, Inc. (“Reprise”) as the lender (the “Reprise Note”). Pursuant to the Reprise Note, Reprise agreed to loan to Polomar Pharmacy up to $700,000 in one or more advances from time to time. An initial draw under the Reprise Note in the amount of $522,788 was made, which funds were used to repay all amounts due to Reprise pursuant to prior undocumented loans provided by Reprise to Polomar Pharmacy. On June 30, 2025, Reprise exchanged $300,000 of the amount due and owing under the Reprise Note for 60 shares of the Company’s newly designated and issued Series A Convertible Preferred Stock. The Reprise Note was amended on July 2, 2025 (the “2nd Amendment”), providing that the remaining principal balance of $597,549.74 of the Reprise Note shall be subject to an annual interest rate of 12% and all outstanding principal and accrued interest shall be due and payable on or before July 31, 2027 As of September 30, 2025, the outstanding principal amount of the Reprise Note was $686,403.74 plus accrued interest of $18,815. Also, Reprise is an affiliate of Daniel Gordon and GLD Partners, LP. (“GLDLP”). Mr. Gordon is the President of Reprise and the majority shareholder of GLD Management, Inc. (“GLD Management”), the general partner of GLDLP, affiliates of which own CWR, and, as such, may be deemed to beneficially own shares held directly by CWR.

Effective as of August 16, 2024, the Company entered into a Promissory Note and Loan Agreement (the “CWR Note”), as the borrower, with CWR as the lender. Pursuant to the CWR Note, CWR agreed to loan to the Company up to $250,000 in one or more advances from time to time. An initial draw under the CWR Note in the amount of $157,622.56 was made, which funds are being used to repay CWR all amounts due to CWR pursuant to prior undocumented loans provided by CWR to the Company. On July 2, 2025, the Company and CWR executed an amendment to the CWR Note (“CWR First Amendment”), effective on June 30, 2025, whereby CWR exchanged the CWR Note for 90 shares of the Company’s Series A Convertible Stock.

On July 21, 2025, the Company entered into a new Promissory Note and Loan Agreement with CWR (“CWR Note II”).

The CWR Note II incorporates the following material terms:

●	The Company may draw up to $150,000 per the terms of the CWR Note II. The Company is required to meet certain milestones as more fully described in the CWR Note II in order to draw funds from CWR.

●	The CWR Note II shall mature and be payable in full on or before October 31, 2025, or immediately upon other events as disclosed in the CWR Note II.

●	The initial interest rate shall be 12% APR accruing on a calendar quarterly basis. In the event the CWR Note II is not paid in full on or before October 31, 2025, then the interest rate shall be equal to the prime interest rate as published on the first day of each month in the Wall Street Journal – Money Rates plus 7%.

On September 17, 2025, the Company and CWR executed an amendment to the CWR Note II (the “CWR II First Amendment”). The CWR II First Amendment increased the principal amount that the Company may draw upon by $150,000 (the “CWR II Additional Principal”) to $300,000. The CWR II Additional Principal has certain restrictions regarding the use of any funds drawn by the Company. The Company may only utilize CWR II Additional Principal for costs associated with the manufacturing and testing of its inhalable sildenafil product. The CWR II Additional Principal shall be subject to a 3% discount per draw.

All other material terms of CWR Note II remain unchanged.

As of September 30, 2025, the Company has received draws pursuant to the terms of the CWR Note II in the amount of $172,136.16 plus accrued interest of $2,152.

CWR, an affiliate of the Company, owns approximately 18% of the issued and outstanding shares of the Common Stock of the Company. Daniel Gordon, CWR’s manager, controls or beneficially owns approximately 24% of the issued and outstanding Common Stock of the Company; therefore, Mr. Gordon has voting control over approximately 42% of the issued and outstanding shares of the Company’s Common Stock.

On July 28, 2025, the Company entered into a Promissory Note and Loan Agreement (the “Profesco Note”) with Profesco Holdings, LLC., a Michigan limited liability company (“Profesco Holdings”).

The Profesco Note incorporates the following material terms:

●	The Company may draw up to $100,000 per the terms of the Profesco Note.

●	The Profesco Note shall mature and be payable in full on or before October 31, 2025, or immediately upon other events as disclosed in the Profesco Note. The initial interest rate shall be 12% APR accruing on a calendar quarterly basis. In the event the Profesco Note is not paid in full on or before October 31, 2025, then the interest rate shall be equal to the prime interest rate as published on the first day of each month in the Wall Street Journal – Money Rates plus 7%.

Terrence M. Tierney, the Company’s CEO, President and Secretary and a director of the Company, is the sole member and manager of Profesco Holdings.

As of September 30, 2025, the Company has received draws pursuant to the terms of the Profesco Note in the aggregate amount of $114,878.36.

Corporate Actions

On October 10, 2024, the Company filed Amended and Restated Articles of Incorporation (the “Articles”) with the Secretary of State of the State of Nevada to effect the following actions:

1. To change the name of the Company from Trustfeed Corp. to Polomar Health Services, Inc.;

2. To increase the Company’s authorized shares of “blank check” preferred stock to 5,000,000; and

3. To effect a reverse stock split with a ratio of 1-for-10.

On November 1, 2024, the Company effected the 1 for 10 reverse stock split. Accordingly, as of November 1, 2024, there were 27,657,679 shares of our common stock issued and outstanding.

In addition, the Company adopted our 2024 Equity and Incentive Compensation Plan.

Effective December 12, 2024, the Company’s trading symbol was changed from TRFE to PMHS.

License Agreement

On June 29, 2024, Trustfeed executed a Know How and Patent License Agreement (the “License Agreement”) with Pinata Holdings, Inc., a Delaware corporation (“Pinata”), as restated and amended on January 9, 2025, to license from Pinata certain patent pending intellectual property rights and know how (the “IP Rights”) regarding the proprietary delivery of products containing metformin, eletriptan, sumatriptan, semaglutide, liraglutide and sildenafil (the “Ingredients”). The license is worldwide, non-exclusive and non-transferable pursuant to the terms of the License Agreement.

The Company shall be obligated to pay a royalty to Pinata ranging from ten percent (10%) to twenty percent (20%) of the net sales from products utilizing the IP Rights containing the Ingredients.

The License Agreement has a perpetual term, subject to the right of either party to terminate (a) if the other party commits a material breach of its obligations under the License Agreement and fails to cure such breach and (b) at any time upon 180 days prior written notice to the other party.

The Company’s wholly owned subsidiary, Polomar Pharmacy, presently utilizes the licensed IP rights in its inhalable sildenafil products and intends to use the licensed IP rights for inhalable sumatriptan and oral GLP-1 receptor agonists.

On January 9, 2025, the Company entered into a Restated and Amended Know How and Patent License Agreement with Pinata Holdings, Inc., (the “Restated Agreement”). The Restated Agreement was modified to include Polomar Pharmacy as an additional party to the Restated Agreement and the right of the Company to sub-license the licensed intellectual property was removed from the Restated Agreement. All other material terms of the original agreement remain unchanged.

Pinata is an affiliate of CWR.

License Agreement Valuation

The Company believes that the IP rights will positively affect the Company’s revenue during the term of the License Agreement. Assuming the USPTO grants patent protection to some or all of the IP Rights, then the Company can expect twenty years of statutory protection of the IP Rights.

The Company utilized the income approach to value the intellectual property rights licensed from Pinata. The Company, based upon contractual obligations and sales projections provided to us by ForHumanity, Inc. (see below), projected annual gross revenues through December 31, 2029. After deducting contractual royalties due to Pinata and cost of goods sold we determined that the license had a net present value of $9,735,000. We additionally took into consideration that while the term of the license is perpetual it is non-exclusive, the underlying intellectual property has not as of the date of this filing been granted patent protection by the USPTO and the license is terminable on one-hundred eighty (180) days notice by either party.

FORHumanity Agreement

On March 11, 2025, Polomar executed a Product Fulfillment and Distribution Agreement, effective on March 12, 2025, as amended on March 17, 2025, and Amended and Restated on August 19, 2025 and as amended on September 23, 2025, (the “ForHumanity Agreement”) with ForHumanity, Inc., a Delaware corporation (“ForHumanity”) and Island Group 40, LLC (“IG4”).

ForHumanity Agreement allows ForHumanity to exclusively market (through April 30, 2026), Polomar’s previously licensed, patent pending, inhalable sildenafil and inhalable eletriptan (the “Products”). While sildenafil and eletriptan have been approved by the FDA for prescription use in an oral form and both medications are generally accepted as safe, the FDA has not approved our inhalable compound formulation. Pursuant to the ForHumanity Agreement, Polomar shall be solely responsible for fulfilling valid prescriptions for the above-referenced medications through Polomar Pharmacy. IG4 provides account management services on behalf of Polomar.

The ForHumanity Agreement incorporates the following material terms:

●	The license is for an initial term of forty-two months and may be automatically renewed for additional terms provided ForHumanity meets certain revenue commitments prior to the end of the initial term.

●	In exchange for a guaranteed payment of $750,000 ($200,000 of which has been received by Polomar as of September 30, 2025), a $50,000 payment is due on or before October 24, 2025, and the remainder on or before November 28, 2025. The Company extended the due date for the remaining $50,000 initial exclusivity payment that was due on October 24, 2025, to November 21, 2025, and the remaining $500,000 exclusivity payment is expected to be received on or before December 31, 2025. Polomar has granted ForHumanity exclusivity to market the Products to potential customers through April 30, 2026. Exclusivity may be extended through June 30, 2026, provided ForHumanity provides at least $1,500,000 in gross revenue to Polomar during the first quarter of 2026. The ForHumanity Agreement provides for additional exclusivity extensions upon ForHumanity meeting increased revenue goals to Polomar, including an extension of exclusivity through December 31, 2026, provided Polomar receives gross revenues from ForHumanity of $3,000,000 for the period January 1, 2026, through June 30,2026.

Appointment of CFO

Effective April 10, 2025, the Company’s Board of Directors appointed Charlie Lin, the Company’s current Controller to the office of Treasurer and Mr. Lin shall additionally serve as the Company’s Chief Financial Officer. Also, effective April 10, 2025, Mr. Tierney resigned his position as Treasurer and Chief Financial Officer.

Director Services Agreements

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with David Spiegel, a director of the Company (the “DS Agreement”). The DS Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Spiegel was appointed to the Board on October 1, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Spiegel is entitled to fiscal compensation in the amount of $36,534.00 and shall receive a total of 104,383 shares of restricted common stock pursuant to the terms of the DS Agreement. On June 25, 2025, the Company issued 70,784 shares of fully vested stock to Mr. Spiegel. On July 15, 2025, and August 15, 2025, respectively, the Company issued an additional 8,400 shares of restricted common stock to Mr. Spiegel. The Company has issued a total of 87,584 shares to Mr. Spiegel through September 30, 2025. (See Note 6 – Subsequent Events).

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with Gabe Del Virginia, a director of the Company (the “GDV Agreement”). The GDV Agreement provides for Mr. Del Virginia to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Del Virginia was appointed to the Board on July 18, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Del Virginia is entitled to fiscal compensation in the amount of $43,750.00 and shall receive a total of 125,000 shares of restricted common stock pursuant to the terms of the GDV Agreement. On June 27, 2025, the Company issued 91,677 shares of fully vested restricted stock to Mr. Del Virginia. On July 15, 2025, and August 15, 2025, respectively, the Company issued an additional 8,333 shares of restricted common stock to Gabriel Del Virginia. The Company has issued a total of 108,333 shares to Mr. Del Virginia through September 30, 2025. (See Note 6 – Subsequent Events).

On June 21, 2025, the Company entered into a Board of Directors Services Agreement with Terrence M. Tierney, a director of the Company (the “TMT Agreement”). The TMT Agreement provides for Mr. Tierney to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Tierney was appointed to the Board on March 21, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Tierney is entitled to fiscal compensation in the amount of $43,750.00 for the period March 21, 2024, through June 21, 2025, and an additional $10,983 through October 16, 2025. Mr. Tierney shall be entitled to receive a total of 156,381 shares of restricted common stock pursuant to the terms of the TMT Agreement. The Company has issued a total of 161,028 shares to Mr. Tierney as of September 30, 2025, 25,000 shares were issued on September 15, 2025, pursuant to the terms of Mr. Tierney’s Executive Employment Agreement. Mr. Tierney waived his remaining director compensation upon becoming an employee of the Company.

Altanine Merger Agreement

On July 23, 2025, the Company, Polomar Merger Sub, Inc., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”) and Altanine Inc., a Nevada corporation (“Altanine”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, subject to the terms and conditions of the Merger Agreement, Merger Sub will merge with and into Altanine, with Altanine continuing as the surviving company (the “Surviving Company”) and a wholly owned subsidiary of the Company (the “Altanine Merger”).

Following the consummation of the Altanine Merger, former common stockholders of Altanine are expected to own an aggregate of approximately 80% of the then-issued and outstanding shares of Company common stock and current common stockholders of the Company are expected to own an aggregate of approximately 20% of the then-issued and outstanding shares of Company common stock. The Company also agreed to assume Altanine’s existing incentive plan, and all outstanding options granted by Altanine, as adjusted by the Exchange Ratio. Additionally, at the Effective Time, all unexercised and unexpired warrants to purchase shares of Altanine common stock or preferred stock, then outstanding shall be converted into and become a warrant to purchase the Company’s common stock, as adjusted by the Exchange Ratio.

The board of directors of the Company (the “Board”) and of Altanine unanimously approved the Merger Agreement and the transactions contemplated thereby.

The foregoing summary of the Altanine Merger Agreement and the Altanine Merger does not purport to be complete and is subject to, and qualified in its entirety by, the full text of the Altanine Merger Agreement, a copy of which is herein incorporated by reference to the Current Report on Form 8-K filed with the SEC on July 29, 2025. On October 8, 2025, the Company and Altanine executed an amendment to the Altanine Merger Agreement (See Note 6 – Subsequent Events).

Professional Services Agreement

On July 28, 2025, the Company executed Addendum #3 to the Professional Services Agreement dated March 21, 2024, in effect between Profesco, Inc., Terrence M. Tierney and the Company (the “Services Agreement”).

Polomar, Profesco and Tierney agree as follows:

1.	The ServiceAgreement shall be extended through August 31, 2025.
2.	Total compensation for the period commencing on April 1, 2025, through August 31, 2025, shall be at a flat rate of sixty-four thousand and 00/100 dollars ($64,000.00) plus reasonable approved expenses.
3.	Profesco shall issue to Polomar semi-monthly invoices for services rendered pursuant to the Agreement.
4.	Tierney shall continue to serve as the President, interim CEO and Secretary of Polomar.
5.	The remaining terms of the Agreement shall remain unchanged and in full effect.

Employment Agreement

Effective September 15, 2025, the Company has entered into an Executive Employment Agreement (“Tierney Employment Agreement”) with Terrence M. Tierney. Mr. Tierney shall serve as the Company’s President, Chief Executive Officer and Secretary.

Mr. Tierney will earn a salary of $27,750 per month and will be eligible to receive an annual discretionary bonus, with a target annual bonus of seventy-five percent (75%) of his base salary, in accordance with Polomar’s compensation policy and as determined by Polomar’s Compensation Committee.

Mr. Tierney’s employment is considered “at-will”, and he will be entitled to benefits offered by Polomar to other senior executive employees, including health insurance, paid leave, employee stock options, and participation in any 401K plan offered by Polomar. Mr. Tierney is to receive a sign-on bonus of 125,000 shares of Polomar’s common stock vesting over a five-month period, and 1,000,000 ten-year non-qualified options to purchase Polomar’s common stock at a strike price of $.20 per share. As of September 30, 2025, the Company has issued 25,000 shares to Mr. Tierney pursuant to the terms of the Tierney Employment Agreement. As of the date of this filing Mr. Tierney has not exercised any of his options.

In accordance with the terms of the Tierney Employment Agreement, Mr. Tierney will be eligible to receive severance benefits upon termination of his employment by Polomar without cause or upon his resignation for good reason, including accelerated vesting of his employee stock options, a lump sum payment, and reimbursement of health insurance premiums. Mr. Tierney will also be entitled to certain severance benefits upon his termination in the event of a change in control of Polomar, including a lump sum payment and accelerated vesting of his employee stock options.

Mr. Tierney will have rights to indemnification and directors’ and officers’ liability insurance maintained by Polomar. Pursuant to the terms of the Tierney Employment Agreement the Company and Mr. Tierney have agreed to a November 1, 2025, “Start Date”.

The Company’s address is 32866 US Hwy. 19 N, Palm Harbor, FL 34684.

NOTE 1 – NATURE AND DESCRIPTION OF BUSINESS

The Company operates Polomar Specialty Pharmacy, LLC, a State of Florida licensed retail compounding pharmacy, located in Palm Harbor, FL, pursuant to license # PH35196. Polomar Specialty Pharmacy is also licensed as a Special Sterile Compounding Pharmacy, permit #PH35277, which authorizes the licensed entity to dispense injectable and other sterile compounds (eye drops, infused therapeutics) upon receipt of a valid prescription. The compounding facility operates pursuant to guidelines established under Sec. 503A “Compounding Pharmacy” of the Federal Food, Drug and Cosmetic Act. Section 503A authorizes the licensed entity to manufacture compounded drugs and fulfill prescriptions provided to it by licensed physicians. As a result, the Company is presently authorized to fulfill and deliver compounded prescribed medications in 28 states. Polomar is also actively seeking approval and authorization in other states and expects to be able to provide prescription medications in a majority of U.S. states by the end of 2025. Polomar also anticipates applying for a drug export permit in Q3 2025.

The Company also owns SlimRxTM (www.slimrx.com), a weight loss focused online platform that connects patients with licensed physicians to prescribe weight loss medications such as semaglutide compounded with vitamin B-12 and/or metformin (VitaSlimTM and VitaSlim PlusTM). SlimRx filed an application for statutory trademark protection on August 29, 2024. The prescriptions issued via SlimRx are fulfilled by Polomar. The Company also expects to launch PoloMedsTM (polomeds.com) during the second quarter of 2025 to fulfill prescriptions for diabetes medications including metformin compounds, sulfonylureas, and insulin; compounded erectile dysfunction medications inhalable sildenafil and Polomar’s prescription only, exclusive dermatological formulations co-developed by a board-certified dermatologist for the treatment of acne, alopecia areata, basal cell carcinoma, Becker’s nevus, vitiligo, and other common skin conditions.

An integral part of the Company’s business model is to provide prescription fulfillment services for third party web based tele-health platforms. This “wholesale” part of the business is expected to experience steady growth over the next twelve to eighteen months.

Corporate History and Capital Structure

We were incorporated in the State of Nevada on September 14, 2000, under the name of Telemax Communications. On or about July 24, 2003, the name was changed to HealthMed Services, Ltd.

Historically, Trustfeed was in the business of acquiring, leasing, and licensing growers for the cultivation and production (processing and distribution of cannabis and cannabis-related products within an incubator environment). The Company was also in the business of renewable fresh water and real estate. As a result of the change in ownership of the Company in 2021 by Fastbase, the Company became a technology company with access to a global database of information to provide consumers with trusted information about the companies they do business with (the “Pre-Existing Business”).

However, effective as of December 29, 2023 in accordance with a Stock Purchase Agreement, Fastbase, the then record and beneficial owner of (i) 90,437,591 shares of Common Stock of the Company, representing approximately 83% of the Company’s issued and outstanding Common Stock (the “Common Shares”), and (ii) 500,000 shares of the Series A Convertible Preferred Stock, par value $.001 per share, of the Company, representing 100% of the Company’s issued and outstanding shares of Preferred Stock (the “Preferred Shares” and, with the Common Shares, the “Transferred Shares”), sold the Transferred Shares to CWR 1, LLC, a Delaware limited liability Company (“CWR”) for aggregate consideration of $350,000 (collectively referred to as the “Transaction”). Additionally, Rasmus Refer, the Company’s then Chief Executive Officer (principal executive officer, principal accounting officer and principal financial officer) and Chairman and sole member of the Company’s Board of Directors (the “Board”), resigned from all director (as of February 12, 2024), officer and employment positions with the Company and its subsidiaries.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

DECEMBER 31, 2024

Also as of December 29, 2023, the size of the Board was increased from one director to two directors and Brett Rosen was appointed as a director to fill the vacancy, to serve as director until the next annual meeting of stockholders of the Company, subject to his prior resignation or removal, and until his successor is duly elected and qualified, and Mr. Rosen was appointed President, Chief Financial Officer, Secretary and Treasurer of the Company.

Upon the consummation of the Transaction on December 29, 2023, the Company experienced a change in control. The Transaction and related transactions had the following consequences:

●	New management anticipated entering into a future transaction involving the Company, which could result in the acquisition of one or more businesses, companies or asset classes, including but not limited to intellectual property assets and that may currently be owned by affiliates of management.

●	The Company’s new management will be evaluating the Company’s Pre-Existing Business as part of these possible future transactions, and in the meantime, has suspended our operations relating to the Pre-Existing Business, with the expectation of permanently shutting down, spinning off or assigning the Pre-Existing Business at the time of such future transaction(s).

Effective as of March 21, 2024, Brett Rosen resigned from all of his officer and director positions with the Company, and he was replaced in all such positions by Terrence M. Tierney.

Polomar Merger

On September 30, 2024, the transaction described in the Merger Agreement was completed and the merger was deemed effective. The Acquisition is considered a recapitalization as the historical financial statements of Polomar, the accounting acquirer, have been substituted for the historical financial statements of Trustfeed.

On October 9, 2024, pursuant to the terms of the Merger Agreement, CWR 1, LLC, a shareholder of the Company, returned 50,000,000 shares of the Company’s common stock for cancellation. Also, in October 2024, pursuant to the terms of the Merger Agreement, the Company issued an aggregate of 207,414,147 (pre-split) shares of its common stock to the former Polomar members.

Pinata License

On June 29, 2024, we executed a Know How and Patent License Agreement, as amended, with Pinata Holdings, Inc. (“Pinata”), to license from Pinata certain patent pending intellectual property rights and know how (the “IP Rights”) regarding the proprietary delivery of products containing metformin, eletriptan, semaglutide, liraglutide and sildenafil (the “Ingredients”). It is the Company’s intention to utilize the IP Rights in products expected to be manufactured and distributed by us post-Acquisition.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

DECEMBER 31, 2024

Company Loans

On August 13, 2024, as amended on November 8, 2024, Polomar Specialty Pharmacy, LLC entered into a Promissory Note and Loan Agreement (the “Polomar Note”) with Polomar as the borrower and Reprise Management, Inc. (“Reprise”) as the Lender. Pursuant to the Polomar Note, Reprise agreed to loan to Polomar up to $700,000 in one or more advances from time to time. An initial draw under the Note in the amount of $522,788 was made, which funds are being used to repay all amounts due to Reprise pursuant to prior undocumented loans provided by Reprise to Polomar. As of December 31, 2024, the outstanding principal amount of the Note is $716,402.67 plus accrued interest of $29,508.91. The outstanding principal, and any and all accrued and unpaid interest with respect to the Polomar Note, is due and payable on July 31, 2025. Reprise is an affiliate of Daniel Gordon and GLDLP. Mr. Gordon is the President of Reprise and the majority shareholder of GLD Management, Inc., the general partner of GLDLP, affiliates of which own CWR, and, as such, may be deemed to beneficially own shares held directly by CWR.

Effective as of August 16, 2024, we entered into a Promissory Note and Loan Agreement (the “Note”), as the borrower, with CWR 1, LLC as the lender (“Lender” or “CWR”. Pursuant to the Note, CWR agreed to loan to the Company up to $250,000 in one or more advances from time to time. An initial draw under the Note in the amount of $157,622.56 was made, which funds are being used to repay the Lender all amounts due to Lender pursuant to prior undocumented loans provided by Lender to the Company. As of December 31, 2024, the outstanding principal amount of the Note is $380,330.30 plus accrued interest of $12,328.51. The outstanding principal, and any and all accrued and unpaid interest with respect to the Note, is due and payable on July 31, 2025. The Lender and its affiliates are the record owners of more than 40% of the voting stock of the Company, and is an affiliate of Daniel Gordon and of GLD Partners, LP. (“GLDLP”). Mr. Gordon is the majority shareholder of GLD Management, Inc., the general partner of GLDLP, affiliates of which own CWR, and, as such, may be deemed to beneficially own shares held directly by CWR.

Corporate Actions

On October 10, 2024, we filed Amended and Restated Articles of Incorporation (the “Articles”) with the Secretary of State of the State of Nevada to effect the following actions:

1. To change the name of the Company from Trustfeed Corp. to Polomar Health Services, Inc.;

2. To increase the Company’s authorized shares of “blank check” preferred stock to 5,000,000; and

3. To effect a reverse stock split with a ratio of 1-for-10.

On November 1, 2024, we effected the 1 for 10 reverse stock split. Accordingly, as of November 1, 2024, there were 27,657,679 shares of our common stock issued and outstanding.

In addition, we adopted our 2024 Equity and Incentive Compensation Plan.

Effective December 12, 2024, the Company’s trading symbol was changed from TRFE to PMHS.

License Agreement

On June 29, 2024, Trustfeed executed a Know How and Patent License Agreement (the “Agreement”) with Pinata Holdings, Inc., a Delaware corporation (“Pinata”), as restated and amended on January 9, 2025 (See Note 9 -Subsequent Events), to license from Pinata certain patent pending intellectual property rights and know how (the “IP Rights”) regarding the proprietary delivery of products containing metformin, eletriptan, sumatriptan, semaglutide, liraglutide and sildenafil (the “Ingredients”). The license is worldwide, non-exclusive and non-transferable pursuant to the terms of the Agreement.

The Company shall be obligated to pay a royalty to Pinata ranging from ten percent (10%) to twenty percent (20%) of the net sales from products utilizing the IP Rights containing the Ingredients.

The Agreement has a perpetual term, subject to the right of either party to terminate (a) if the other party commits a material breach of its obligations under the Agreement and fails to cure such breach and (b) at any time upon 180 days prior written notice to the other party.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

DECEMBER 31, 2024

The Company’s wholly owned subsidiary, Polomar Specialty Pharmacy, LLC presently utilizes the licensed IP rights in its inhalable sildenafil products and intends to use the licensed IP rights for inhalable sumatriptan and oral GLP-1 receptor agonists.

Pinata is an affiliate of CWR.

License Agreement Valuation

The Company believes that the IP rights will positively affect the Company’s revenue during the term of the Agreement. Assuming the U.S. Patent and Trademark Office grants patent protection to some or all of the IP Rights, then the Company can expect twenty years of statutory protection of the IP Rights. The Company anticipates that the use of the IP Rights could result in significant gross revenues from the sale of products utilizing the IP Rights.

Utilizing projected net revenues, after deducting contractual royalties and cost of goods sold, through December 31, 2029, derived from the IP Rights that the Company is most likely to utilize we determined that the license had a net present value of $9,735,000. We additionally took into consideration that while the term of the license is perpetual it is non-exclusive, the underlying intellectual property has not as of the date of this filing been granted patent protection by the U.S. Patent and Trademark Office and the license is terminable on one-hundred eighty (180) days notice by either party.

Our address is 10940 Wilshire Boulevard, Suite 1500, Los Angeles, CA 90024.

ALTANINE, INC. [Member]
NATURE AND DESCRIPTION OF BUSINESS

Note 1: Nature of Operations

Altanine, Inc., (the “Company”), was formed as a Nevada corporation in December 2023. The Company is a specialty pharmaceutical company focused on developing and commercializing innovative delivery mechanisms for pharmaceutical products which can be sold through compounding pharmacies while awaiting FDA regulatory approval. The Company’s business model is to leverage the innovative and proprietary enteric coating technology and apply such technology to various generic drug compounds to improve areas of drug delivery, bioavailability and moderation of side effects.

On January 20, 2024, the Company entered into a license agreement with Pinata Holdings, Inc. (“Pinata”) pursuant to which the Company obtained the exclusive right to use another party’s enteric coating technology with respect to its metformin-related products, including products containing metformin and liraglutide. Additionally, pursuant to the terms of the license agreement, the Company obtained the non-exclusive right to use another party’s enteric coating technology with respect to liraglutide-related products. The license agreement required no upfront payment by the Company but instead provided for a royalty payment to be made by the Company on a percentage basis of net sales of the products described above. On April 1, 2024, Pinata became a wholly owned subsidiary of the Company pursuant to which the Company issued 28% of the outstanding and issued shares of the Company. Such transaction was accounted for as an asset acquisition pursuant to ASC 805-50. In addition, as part of the merger transaction, the license agreement referred to above between Altanine, Inc. and Pinata was terminated. The acquisition of Pinata enhances the Company’s intellectual property portfolio.

On June 24, 2024, the wholly owned subsidiary Pinata entered into a non-exclusive license agreement with Polomar Health Services, Inc. (“licensee”), which is a related party. Under the terms of the agreement, the licensee will produce, manufacture, distribute and sell products containing metformin, semaglutide, sumatriptan and sildenafil.

On July 23, 2025, Altanine, Polomar and Polomar Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of Polomar entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which Merger Sub will merge with and into the Company, with the Company continuing as the surviving Company and a wholly owned subsidiary of Polomar. At the effective time of the Merger, each one share of the Company’s common stock shall be automatically converted into the right to receive one share of common stock of Polomar, and each one share of Altanine preferred stock shall be automatically converted into the right to receive one share of Polomar preferred stock, in each case subject to adjustment. Following the consummation of the Merger, former common stockholders of the Company are expected to own an aggregate of approximately 80% of the then-issued and outstanding shares of Common Stock of the combined Company and current common stockholders of Polomar are expected to own an aggregate of approximately 20% of the then-issued and outstanding shares of Common Stock of Polomar.

Polomar also agreed to assume the Company’s existing incentive plan and all outstanding options granted by the Company, as adjusted by the Exchange Ratio. Additionally, all unexercised and unexpired warrants to purchase shares of the Company’s common stock or preferred stock, then outstanding shall be converted into and become a warrant to purchase Polomar’s Common Stock, as adjusted by the Exchange Ratio.

Note 1: Nature of Operations

Altanine, Inc., (the “Company”), was formed as a Nevada corporation in December 2023. The Company is a specialty pharmaceutical company focused on developing and commercializing innovative delivery mechanisms for pharmaceutical products which can be sold through compounding pharmacies while awaiting FDA regulatory approval. The Company’s business model is to leverage the innovative and proprietary enteric coating technology and apply such technology to various generic drug compounds to improve areas of drug delivery, bioavailability and moderation of side effects.

On January 20, 2024, the Company entered into a license agreement with Pinata Holdings, Inc. pursuant to which the Company obtained the exclusive right to use another party’s enteric coating technology with respect to its metformin-related products, including products containing metformin and liraglutide. Additionally, pursuant to the terms of the license agreement, the Company obtained the non-exclusive right to use another party’s enteric coating technology with respect to liraglutide-related products. The license agreement required no upfront payment by the Company but instead provided for a royalty payment to be made by the Company on a percentage basis of net sales of the products described above.

On April 1, 2024, AEC Merger Sub Corp, a wholly owned subsidiary of Altanine, Inc., merged with Pinata Holdings, Inc. with Pinata Holdings, Inc. being the surviving entity. As a result of the merger, Pinata Holdings, Inc, became a wholly owned subsidiary of Altanine, Inc. In addition, as part of the merger transaction, the license agreement referred to above between Altanine, Inc. and Pinata Holdings, Inc. was terminated. The acquisition of Pinata Holdings, Inc. enhances the Company’s intellectual property portfolio. For accounting purposes, the transaction has been recorded as an asset acquisition. As consideration for the asset acquisition, shareholders of Pinata Holdings, Inc. received shares in Altanine, Inc. equal to 28% of the outstanding and issued shares of Altanine, Inc. Based on the Accounting Standards Codification 805 (“ASC 805”), “Business Combinations”, the assets acquired and liabilities assumed in the asset acquisition were at relative fair value based on cost. The assets of Pinata Holdings, Inc. were valued by an independent valuation firm. The transaction included Pinata Holdings, Inc.’s patents valued at $10,041,591 and assumption of liabilities of 137,711. The fair value of the consideration was determined by valuating the post-merger enterprise value.

The following table shows the allocation of the consideration for the acquired identifiable assets and liabilities:

Intellectual Property - Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expense assumed	(137,711)
Consideration, net	$9,903,880

On June 24, 2024, the wholly owned subsidiary Pinata Holdings, Inc. entered into a non-exclusive license agreement with Polomar Health Services, Inc.(“licensee”), a related party. Under the terms of the agreement, the licensee will produce, manufacture, distribute and sell products containing metformin, semaglutide, sumatriptan and sildenafil. Royalty revenue is based on net sales of certain products at various royalty rates for the quarter. Royalty revenue is payable within 30 days following the end of the quarter.